Income Taxes - Tax losses carry forwards (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Income Taxes
Total tax losses carry forwards	$ 576,439
2025
Income Taxes
Total tax losses carry forwards	58,351
2026
Income Taxes
Total tax losses carry forwards	104,894
2027
Income Taxes
Total tax losses carry forwards	47,947
2028
Income Taxes
Total tax losses carry forwards	62,484
2029
Income Taxes
Total tax losses carry forwards	87,855
2030
Income Taxes
Total tax losses carry forwards	37,178
2031
Income Taxes
Total tax losses carry forwards	34,198
2032
Income Taxes
Total tax losses carry forwards	97,163
2033
Income Taxes
Total tax losses carry forwards	43,371
2034
Income Taxes
Total tax losses carry forwards	$ 2,998